Total Operating Expenses - Operating Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Expenses [Abstract]
Contract manufacturing	€ 13,567	€ 3,162	€ 5,878
Other external and outsourced costs	22,333	18,885	15,012
Employee costs & related benefits	20,999	8,110	3,933
Depreciation and amortization	318	234	193
Total operating expenses	€ 57,217	€ 30,391	€ 25,016